Business combinations (Aggregate Consideration Paid - Product Rights) (Details) - Product Rights [Member] $ in Millions	1 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Total consideration transferred	$ 497
Settlement of preexisting relationship at fair value	(99)
Total consideration	$ 398